Other Financial Assets and Liabilities - Summary of Valuation Gains and Losses on Derivatives Contracts (Detail) - KRW (₩) ₩ in Millions	12 Months Ended
	Dec. 31, 2024	Dec. 31, 2023	Dec. 31, 2022
Disclosure of detailed information about financial instruments [line items]
Valuation gain	₩ 374,974	₩ 45,757	₩ 154,674
Valuation loss	3,793	162	21,213
Other comprehensive income	(17,817)	(30,218)	85,201
Interest rate swap [member]
Disclosure of detailed information about financial instruments [line items]
Valuation gain	76	48	63
Valuation loss	0	0	490
Other comprehensive income	(1,044)	(2,945)	4,666
Currency swap [member]
Disclosure of detailed information about financial instruments [line items]
Valuation gain	374,898	45,709	154,611
Valuation loss	3,793	162	20,723
Other comprehensive income	(16,773)	(27,273)	79,781
Currency forwards [member]
Disclosure of detailed information about financial instruments [line items]
Valuation gain	0	0	0
Valuation loss	0	0	0
Other comprehensive income	₩ 0	₩ 0	₩ 754